Stockholders' Equity - Schedule of Warrants Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Option Outstanding | shares	4,442,172
Warrants [Member]
Weighted Average Exercise Price, Exercisable	$ 0.40
Number of Option Outstanding | shares	110,859
Weighed Averate Remaining Contractual Life (in years)	5 years 9 months 3 days
Weighted Average Exercise Price	$ 6.06
Number of Option Exercisable | shares	22,524
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	$ 0.40
Warrants [Member] | Minimum [Member]
Weighted Average Exercise Price, Exercisable	0.40
Warrants [Member] | Maximum [Member]
Weighted Average Exercise Price, Exercisable	$ 7.50